OPERATING LEASE	12 Months Ended
Dec. 31, 2025
OPERATING LEASE
OPERATING LEASE

9.OPERATING LEASE

In connection with sales of properties in July 2025 (Note 7), the Company lease back a portion of the sold properties for a lease term of three years, for consideration of $209,089 (RMB 1,502,828). The consideration was settled at the inception of the lease arrangement. The leaseback transaction was accounted for an operating lease. The Company considers those renewal or termination options that are reasonably certain to be exercised in the determination of the lease term and initial measurement of right of use assets and lease liabilities. Lease expense for lease payment is recognized on a straight-line basis over the lease term.

The Company determines whether a contract is or contains a lease at inception of the contract and whether that lease meets the classification criteria of a finance or operating lease. When available, the Company uses the rate implicit in the lease to discount lease payments to present value; however, most of the leases do not provide a readily determinable implicit rate. Therefore, the Company discount lease payments based on an estimate of the incremental borrowing rate. As of December 31, 2025, the Company had no lease liabilities, because the lease payments were settled at the inception of the lease arrangement.

For operating leases that include rent holidays and rent escalation clauses, the Company recognizes lease expense on a straight-line basis over the lease term from the date it takes possession of the leased property. The Company records the straight-line lease expense and any contingent rent, if applicable, in general and administrative expenses on the consolidated statements of operations and comprehensive (loss) income. The corporate office lease also requires the Company to pay real estate taxes, common area maintenance costs and other occupancy costs which are included in the general and administrative expenses on the consolidated statements of operations and comprehensive income (loss).

As of December 31, 2025, the Company had right-of-use assets of $194,207, which would be amortized in straight-line over the remaining lease term of 2.7 years.

Operating lease expenses was $53,285, $nil and $nil, respectively, for the years ended December 31, 2025, 2024 and 2023, among which $33,151, $nil and $nil were incurred for short-term leases.